Note 13 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
(Dollars in thousands)	2020	2019	2018
Current:
Federal	$3,418	2,141	1,690
State	1,452	687	115
Total current	4,870	2,828	1,805
Deferred:
Federal	(589)	256	234
State	(213)	240	849
Total deferred	(802)	496	1,083
Income tax expense	$4,068	3,324	2,888

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
(Dollars in thousands)	2020	2019	2018
Expected federal income tax expense	$3,019	2,334	2,336
Items affecting federal income tax:
State income taxes, net of federal income tax deduction	1,025	852	559
Other, net	24	138	(7)
Income tax expense	$4,068	3,324	2,888

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
(Dollars in thousands)	2020	2019
Deferred tax assets:
Allowances for loan losses	$3,010	2,394
Deferred compensation costs	141	158
Deferred ESOP loan asset	430	453
Non-accruing loan interest	134	78
Other	499	182
Total gross deferred tax assets	4,214	3,265

Deferred tax liabilities:
Deferred loan costs	119	344
Premises and equipment basis difference	549	526
Originated mortgage servicing rights	856	607
Net unrealized gain on securities available for sale	496	18
Other	167	68
Total gross deferred tax liabilities	2,187	1,563
Net deferred tax assets	$2,027	1,702